Stock-Based Compensation - Nonvested Shares of Restricted Stock Awards and Restricted Stock Units Outstanding (Details) shares in Thousands	12 Months Ended
Jun. 28, 2020 $ / shares shares
Number of RSAs/RSUs
Nonvested at end of period (shares)	2,932
Restricted Stock Awards and Restricted Stock Units
Number of RSAs/RSUs
Nonvested at beginning of period (shares)	3,081
Granted (shares)	1,206
Vested (shares)	(1,138)
Forfeited (shares)	(217)
Nonvested at end of period (shares)	2,932
Weighted Average Grant-Date Fair Value
Nonvested at beginning of period (USD per share) | $ / shares	$ 34.99
Granted (USD per share) | $ / shares	53.14
Vested (USD per share) | $ / shares	30.77
Forfeited (USD per share) | $ / shares	37.72
Nonvested at end of period (USD per share) | $ / shares	$ 43.89